Capital and reserves (Details Narrative) - £ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Shares issued	19,547,600	19,458,030	18,551,910
Ordinary Share A [Member]
IfrsStatementLineItems [Line Items]
Shares issued	89,560
Share issued price	£ 4.30
Ordinary Shares A [Member]
IfrsStatementLineItems [Line Items]
Shares issued	1,734,580	1,645,020	738,900
Share issued price	£ 4.30